CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' CAPITAL EQUITY/DEFICIENCY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Jun. 05, 2008
Shares issued to founder on June 5, 2008 at $0.000357 Per Share	$ 5,600	$ 14,400		$ 20,000
Shares issued to founder on June 5, 2008 at $0.000357 Per Share (Shares)	56,000,000
Private Placement at $0.00143 Per Share	2,450	32,550		35,000
Private Placement at $0.00143 Per Share (Shares)	24,500,000
Net loss - comprehensive loss			(65,321)	(65,321)
Ending Balance at Nov. 30, 2010	8,050	46,950	(65,321)	(10,321)
Ending Balance (Shares) at Nov. 30, 2010	80,500,000
Net loss - comprehensive loss			(72,352)	(72,352)
Ending Balance at Nov. 30, 2011	8,050	46,950	(137,673)	(82,673)
Beginning Balance (Shares) at Nov. 30, 2011	80,500,000
Shares cancelled	(3,387)	3,387
Shares cancelled (Shares)	(33,873,049)
Proceeds from issuance of shares and warrants, net of issuance expenses	110	1,071,551		1,071,661
Proceeds from issuance of shares and warrants, net of issuance expenses (Shares)	1,100,000
Stock based compensation related to options granted to employees		2,976,922		2,976,922
Stock-based compensation related to options granted to consultant		242,055		242,055
Shares issued for services	139	509,483		509,622
Shares issued for services (Shares)	1,390,952
Net loss - comprehensive loss			(4,998,143)	(4,998,143)
Ending Balance at Nov. 30, 2012	4,912	4,850,348	(5,135,816)	(280,556)
Ending Balance (Shares) at Nov. 30, 2012	49,117,903
Shares issued for cash	202	666,988		667,190
Shares issued for cash (shares)	2,026,718
Proceeds from issuance of shares and warrants, net of issuance expenses	202	666,988		667,190
Proceeds from issuance of shares and warrants, net of issuance expenses (Shares)	2,026,718
Stock-based compensation expenses related to options granted to employees and directors		2,795,655		2,795,655
Stock-based compensation related to options granted to consultant		316,312		316,312
Shares to be issued for services rendered		6,144		6,144
Net loss - comprehensive loss			(5,539,159)	(5,539,159)
Ending Balance at Nov. 30, 2013	5,114	8,635,447	(10,674,975)	(2,034,414)
Ending Balance (Shares) at Nov. 30, 2013	51,144,621
Stock-based compensation expenses related to options granted to employees and directors		442,113		442,113
Stock-based compensation related to options granted to consultant		8,510		8,510
Issuance of shares and warrants	113	586,888		587,001
Issuance of shares and warrants (Shares)	1,128,849
Commitment shares issued	25	(25)
Commitment shares issued (Shares)	250,000
Proceeds from exercise of stock options	62	562		624
Proceeds from exercise of stock options (Shares)	623,806
Shares to be issued for services rendered		6,319		6,319
Net loss - comprehensive loss			(709,314)	(709,314)
Ending Balance at Feb. 28, 2014	$ 5,314	$ 9,679,814	$ (11,384,289)	$ (1,699,161)
Ending Balance (Shares) at Feb. 28, 2014	53,147,276